Stock Options, Stock Appreciation Rights and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stock Options, Stock Appreciation Rights and Warrants [Abstract]
STOCK OPTIONS, STOCK APPRECIATION RIGHTS AND WARRANTS

NOTE 9 – STOCK OPTIONS, STOCK APPRECIATION RIGHTS AND WARRANTS

Stock Options/Stock Appreciation Rights

OMAG’s shareholders approved the reservation by OMAG of 2,500,000 Common Shares for issuance under the 2003 Omagine, Inc. Stock Option Plan (the “2003 Plan”). The 2003 Plan expired on August 31, 2013. On March 6, 2014, the Board of Directors approved the adoption of the 2014 Omagine, Inc. Stock Option Plan (the “2014 Plan”).

Both the 2003 Plan and the 2014 Plan are designed to attract, retain and motivate employees, directors, consultants and other professional advisors of OMAG and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in OMAG through the issuance of stock options (“Stock Options”) to purchase Common Shares.

OMAG has registered for resale the 2.5 million Common Shares reserved for issuance under the 2003 Plan by filing a registration statement with the SEC on Form S-8. At June 30, 2017, there were 2,117,000 unexpired Stock Options issued but unexercised under the 2003 Plan and all such Stock Options remain valid until the earlier of their exercise date or expiration date.

Pursuant to the 2014 Plan, 3,000,000 Common Shares were reserved for issuance. The 2014 Plan was amended to increase the reservation of 3,000,000 Common Shares for issuance to 5,000,000 Common Shares and to permit issuance of stock appreciation rights (“The Amended 2014 Plan”). OMAG intends to seek its shareholders’ ratification of the adoption by OMAG of the Amended 2014 Plan. At June 30, 2017, there were 990,000 unexpired Stock Options and 1,455,000 Stock Appreciation Rights (“SARs”) issued but unexercised under the Amended 2014 Plan.

A summary of Stock Option and SARs activity for the periods ended June 30, 2017 and 2016 pursuant to both the 2003 Plan and the Amended 2014 Plan is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	4,728,000	$1.98	1.41	$26,240
Exercised Q2 2016	(2,000)	$0.85
Expired Q2 2016	(2,000)	$0.85
Outstanding June 30, 2016	4,724,000	$1.98	0.91	-

Exercisable at June 30, 2016	4,724,000	$1.98	0.91	-

Outstanding at January 1, 2017	4,724,000	$1.98	1.02	-
Expired Q1 2017	(160,000)	$1.25	-	-
Expired Q2 2017	(2,000)	$1.70
Outstanding June 30, 2017	4,562,000	$2.00	0.55	-

Exercisable at June 30, 2017	4,562,000	$2.00	0.55	-

Of the 4,562,000 Stock Options and SARs outstanding at June 30, 2017, 2,915,000 of such Stock Options were issued by OMAG in January 2012 and December 2014 as “Strategic Options” to officers, directors and consultants of OMAG whose continued service was deemed by the Board of Directors to be particularly crucial to attaining LLC’s then strategic goal of signing the Development Agreement (“DA”) with the Government of Oman and in recognition of those efforts during 2014 and beyond. The Strategic Options are fully vested, provide for a cashless exercise feature and currently expire on December 31, 2017; 1,965,000 of the Strategic Options are exercisable at $1.70 and 950,000 are exercisable at $2.55. To continue to incentivize the retention and sustained service to the Company of its mission-critical employees and consultants, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended by OMAG in December 2012 to December 31, 2013 (the “First Extension”) and in December 2013 to December 31, 2014 (the “Second Extension”) and in December 2014 to December 31, 2015 (the “Third Extension”) and on August 12, 2015 to December 31, 2016 (the “Fourth Extension”) and on December 9, 2016 to December 31, 2017 (the “Fifth Extension”). The December 31, 2015 expiration date of the 950,000 Strategic Options issued December 29, 2014 was extended on August 12, 2015 to December 31, 2016 (“First Extension”) and on December 9, 2016 to December 31, 2017 (the “Second Extension”).

Of the 2,915,000 Strategic Options, an aggregate of 1,685,000 were granted to OMAG’s three officers, an aggregate of 125,000 were granted to OMAG’s independent directors and 1,000,000 were granted to the Deputy Managing Director of LLC who, pursuant to a March 2007 consulting agreement expiring on December 31, 2017, is also a consultant to the Registrant. Of the 3,107,000 Stock Options outstanding at June 30, 2017, 192,000 of such Stock Options are not Strategic Options.

Of the 1,455,000 Stock Appreciation Rights, an aggregate of 750,000 were granted to three officers of OMAG, 15,000 were granted to one independent director and 675,000 were granted to the Deputy Managing Director of LLC.

On August 12, 2015, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended from December 31, 2015 to December 31, 2016 (the “Fourth Extension”). The $915,493 estimated fair value of the Fourth Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.91 share price, (ii) 507 day term, (iii) 147% expected volatility, (iv) 0.32% (507 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On August 12, 2015, the expiration date of the 950,000 Strategic Options issued in December of 2014 was extended from December 31, 2015 to December 31, 2016 (the “First Extension”). The $541,215 estimated fair value of the First Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.91 share price, (ii) 507 day term, (iii) 147% expected volatility, (iv) 0.32% (507 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On June 30, 2015, a former OMAG director exercised 2,000 stock options at $0.51 per share.

On August 31, 2015, OMAG granted an aggregate of 1,455,000 Stock Appreciation Rights (“SARs”) to six persons exercisable at $2.00 per share and expiring on December 31, 2017. Of the 1,455,000 SARs, an aggregate of 750,000 were granted to three officers of OMAG, 15,000 were granted to one OMAG independent director and 675,000 were granted to the Deputy Managing Director of LLC. The $1,654,481 estimated fair value of the SARs was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.60 share price, (ii) 854 day term, (iii) 147% expected volatility, (iv) 0.28% (854 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On December 9, 2016, the expiration date of the 1,965,000 Strategic Options issued in January of 2012 was extended from December 31, 2016 to December 31, 2017 (the “Fifth Extension”). The $232,263 estimated value of the Fifth Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $0.78 share price, (ii) 387 day term, (iii) 91.45% expected volatility, (iv) 0.85% (387 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2016.

On December 9, 2016, the expiration date of the 950,000 Strategic Options issued in December of 2014 was extended from December 31, 2016 to December 31, 2017 (the “Second Extension”). The $59,660 estimated value of the Second Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $0.78 share price, (ii) 387 day term, (iii) 91.45% expected volatility, (iv) 0.85% (387 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2016.

Issued and outstanding Stock Options and SAR’s (all non-qualified) as of June 30, 2017 are as follows:

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2008	150,000	150,000	$2.60	September 23, 2018
2012	1,965,000	1,965,000	$1.70	December 31, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2017
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,562,000	4,562,000

A summary of information about Stock Options and SARs outstanding at June 30, 2017 is as follows:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 1.01 - $2.00	3,462,000	1.83	0.53	3,462,000	1.83
$ 2.01 - $3.00	1,100,000	2.56	0.61	1,100,000	2.56
Totals	4,562,000	$2.00	0.55	4,562,000	$2.00

As of June 30, 2017, there was $270 of unrecognized compensation costs relating to unexpired Stock Options, that is expected to be recognized in 2017.

Warrants

As of June 30, 2017, OMAG had 6,672,124 Common Stock purchase warrants (“Warrants”) issued and outstanding. The Warrants do not contain any price protection provisions that would require them to be classified as liabilities (subject to re-measurement at fair value each time a balance sheet is presented) rather than presented as a component of stockholders’ equity.

The Tempest Warrants

On June 24, 2014, in connection with the sale of 362,308 restricted Common Shares to an investor, OMAG issued 1,000,000 Warrants to such investor, each of which were exercisable for the purchase of one restricted Common Share at a per Common Share exercise price equal to the greater of: (a) $1.00 per Common Share, or (b) 80% of the closing sale price for a Common Share on the trading day immediately preceding the relevant exercise date (the “Tempest Warrants”). Prior to their expiration, a total of 650,603 Tempest Warrants were exercised for aggregate proceeds to OMAG of $916,540. The remaining 349,397 Tempest Warrants expired unexercised on June 23, 2016. As of the date of this report there were no Tempest Warrants issued or outstanding.

Adjustable Warrants

On October 14, 2016, in connection with a non-interest bearing convertible promissory note in favor of Rural Concepts LLC, a British corporation (“Rural Concepts”), OMAG issued 150,000 Warrants to Rural Concepts, each of which is exercisable for the purchase of one restricted Common Share at a per Common Share purchase price equal to the greater of (a) $0.50 per Common Share, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date (the “Adjustable Warrants”). On April 13, 2017, the Registrant issued a non-interest bearing $100,000 convertible promissory note to an accredited investor due October 12, 2017. In connection with the six month Note the Registrant issued 100,000 Adjustable Warrants to the accredited investor. The Adjustable Warrants expire on December 31, 2017.

The Strategic Warrants

OMAG has 6,422,124 Warrants outstanding, 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $5.00 and 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $10.00 (collectively, the “Strategic Warrants”).

OMAG filed a post-effective amendment to its registration statement on Form S-1 (Commission File No. 333-183852) whereby the Strategic Warrants and the 6,422,124 Common Shares underlying the Strategic Warrants were registered by OMAG (the “Warrant Registration”). The Warrant Registration was declared effective by the SEC and its effective status expired. OMAG filed another post-effective amendment to the Warrant Registration on February 11, 2015 which was declared effective by the SEC on February 13, 2015 and its effective status expired. OMAG filed another post-effective amendment to the Warrant Registration on January 14, 2016 which was declared effective by the SEC on January 25, 2016 (the “Updated Warrant Registration”). As of the date hereof, the effective status of the Updated Warrant Registration expired and the Registrant intends to file a post-effective amendment to such Registration Statement with the SEC in order to again register the Common Shares issuable upon the exercise of the Strategic Warrants. Neither the exercise prices of the Strategic Warrants nor the number of Common Shares issuable upon exercise of the Strategic Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spinoff.

On August 18, 2014, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015 and again on January 5, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended to December 31, 2015. On August 12, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was again extended to December 31, 2016 and on December 9, 2016, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was again extended to December 31, 2017. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on December 31, 2017 unless redeemed earlier by OMAG upon 30 days prior written notice to the Strategic Warrant holders.

NOTE 7 – STOCK OPTIONS, STOCK APPRECIATION RIGHTS AND WARRANTS

Stock Options/Stock Appreciation Rights

Omagine’s shareholders approved the reservation by Omagine of 2,500,000 Common Shares for issuance under the 2003 Omagine, Inc. Stock Option Plan (the “2003 Plan”). The 2003 Plan expired on August 31, 2013. On March 6, 2014, the Board of Directors approved the adoption of the 2014 Omagine, Inc. Stock Option Plan (the “2014 Plan”).

Both the 2003 Plan and the 2014 Plan are designed to attract, retain and motivate employees, directors, consultants and other professional advisors of Omagine and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in Omagine through the issuance of stock options (“Stock Options”) to purchase Common Shares.

Omagine has registered for resale the 2.5 million Common Shares reserved for issuance under the 2003 Plan by filing a registration statement with the SEC on Form S-8. At December 31, 2016, there were 2,279,000 unexpired Stock Options issued but unexercised under the 2003 Plan and all such Stock Options remain valid until the earlier of their exercise date or expiration date.

Pursuant to the 2014 Plan, 3,000,000 Common Shares were reserved for issuance. The 2014 Plan was amended to increase the reservation of 3,000,000 Common Shares for issuance to 5,000,000 Common Shares and to permit issuance of stock appreciation rights (“The Amended 2014 Plan”). Omagine intends to seek its shareholders’ ratification of the adoption by Omagine of the Amended 2014 Plan. At December 31, 2016, there were 990,000 unexpired Stock Options and 1,455,000 Stock Appreciation Rights (“SARs”) issued but unexercised under the Amended 2014 Plan.

A summary of Stock Option and SARs activity for the years ended December 31, 2016 and 2015 pursuant to both the 2003 Plan and the Amended 2014 Plan is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	3,275,000	$1.97	1.24	$1,923,170
Exercised in Q2 2015	(2,000)	$0.51	-	-
Granted in Q3 2015	1,455,000	$2.00	2.03	-
Outstanding December 31, 2015	4,728,000	$1.98	1.41	$26,240

Exercisable at December 31, 2015	4,728,000	$1.98	1.41	$26,240

Outstanding at January 1, 2016	4,728,000	$1.98	1.41	$26,240
Exercised in Q2 2016	(2,000)	$0.85	-	-
Expired Q2 2016	(2,000)	$0.85	-	-
Outstanding December 31, 2016	4,724,000	$1.98	1.02	$-

Exercisable at December 31, 2016	4,724,000	$1.98	1.02	$-

Of the 4,724,000 Stock Options outstanding at December 31, 2016, 2,915,000 of such Stock Options were issued by Omagine in January 2012 and December 2014 as “Strategic Options” to officers, directors and consultants of Omagine whose continued service was deemed by the Board of Directors to be particularly crucial to attaining LLC’s then strategic goal of signing the Development Agreement (“DA”) with the Government of Oman and in recognition of those efforts during 2014 and beyond. The Strategic Options are fully vested, provide for a cashless exercise feature and currently expire on December 31, 2017; 1,965,000 of the Strategic Options are exercisable at $1.70 and 950,000 are exercisable at $2.55. To continue to incentivize the retention and sustained service to the Company of its mission-critical employees and consultants, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended by Omagine in December 2012 to December 31, 2013 (the “First Extension”) and in December 2013 to December 31, 2014 (the “Second Extension”) and in December 2014 to December 31, 2015 (the “Third Extension”) and on August 12, 2015 to December 31, 2016 (the “Fourth Extension”) and on December 9, 2016 to December 31, 2017 (the “Fifth Extension”). The December 31, 2015 expiration date of the 950,000 Strategic Options issued December 29, 2014 was extended on August 12, 2015 to December 31, 2016 (“First Extension”) and on December 9, 2016 to December 31, 2017 (the “Second Extension”).

Of the 2,915,000 Strategic Options, an aggregate of 1,685,000 were granted to Omagine’s three officers, an aggregate of 125,000 were granted to Omagine’s independent directors and 1,000,000 were granted to the Deputy Managing Director of LLC who, pursuant to a March 2007 consulting agreement expiring on December 31, 2017, is also a consultant to the Company. The Deputy Managing Director of LLC also holds 160,000 Stock Options granted pursuant to his consulting agreement which are not Strategic Options, exercisable at $1.25 per share and expiring on March 31, 2017.

Of the 1,455,000 Stock Appreciation Rights, an aggregate of 750,000 were granted to three officers of Omagine, 15,000 were granted to one independent director and 675,000 were granted to the Deputy Managing Director of LLC.

On August 12, 2015, the expiration date of the 1,965,000 Strategic Options issued in January 2012 was extended from December 31, 2015 to December 31, 2016 (the “Fourth Extension”). The $915,493 estimated fair value of the Fourth Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.91 share price, (ii) 507 day term, (iii) 147% expected volatility, (iv) 0.32% (507 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On August 12, 2015, the expiration date of the 950,000 Strategic Options issued in December of 2014 was extended from December 31, 2015 to December 31, 2016 (the “First Extension”). The $541,215 estimated fair value of the First Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.91 share price, (ii) 507 day term, (iii) 147% expected volatility, (iv) 0.32% (507 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On June 30, 2015, a former Omagine director exercised 2,000 stock options at $0.51 per share.

On August 31, 2015, Omagine granted an aggregate of 1,455,000 Stock Appreciation Rights (“SARs”) to six persons exercisable at $2.00 per share and expiring on December 31, 2017. Of the 1,455,000 SARs, an aggregate of 750,000 were granted to three officers of Omagine, 15,000 were granted to one independent director and 675,000 were granted to the Deputy Managing Director of LLC. The $1,654,481 estimated fair value of the SARs was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.60 share price, (ii) 854 day term, (iii) 147% expected volatility, (iv) 0.28% (854 day term) risk free interest rate and was expensed in full in the quarterly period ended September 30, 2015.

On December 9, 2016, the expiration date of the 1,965,000 Strategic Options issued in January of 2012 was extended from December 31, 2016 to December 31, 2017 (the “Fifth Extension”). The $232,263 estimated value of the Fifth Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $0.78 share price, (ii) 387 day term, (iii) 91.45% expected volatility, (iv) 0.85% (387 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2016.

On December 9, 2016, the expiration date of the 950,000 Strategic options issued in December 31, 2014 from December 31, 2016 to December 31, 2017 (the “Second Extension”). The $59,660 estimated value of the Second Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $0.78 share price, (ii) 387 day term, (iii) 91.45% expected volatility, (iv) 0.85% (387 day term) risk free interest rate and was expensed in full in the quarterly period ended December 31, 2016.

A summary of non-vested Stock Options and the Common Shares underlying such Stock Options for the years ended December 31, 2016 and 2015 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2015	10,000	$1.80	4.30
Vested in Q1 2015	(10,000)	$1.80	4.30
Non-vested shares at December 31, 2015	-	-	-

Non-vested shares at January 1, 2016	-	-	-
Non-vested shares at December 31, 2016	-	-	-

Issued and outstanding Stock Options and SAR’s (all non-qualified) as of December 31, 2016 are as follows:

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2012	1,965,000	1,965,000	$1.70	December 31, 2017
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2017
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,724,000	4,724,000

A summary of information about Stock Options and SARs outstanding at December 31, 2016 is as follows:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 1.01 - $2.00	3,624,000	$1.80	0.99	3,624,000	$1.80
$ 2.01 - $3.00	1,100,000	$2.56	1.11	1,100,000	$2.56
Totals	4,724,000	$1.98	1.02	4,724,000	$1.98

For the years ended December 31, 2016 and 2015, total stock option expense was $292,463 and $3,115,190, respectively.

As of December 31, 2016, there was $540 of unrecognized compensation costs relating to unexpired Stock Options, that is expected to be recognized in 2017.

Warrants

As of December 31, 2016, Omagine had 6,572,124 Common Stock purchase warrants (“Warrants”) issued and outstanding. The Warrants do not contain any price protection provisions that would require them to be classified as liabilities (subject to re-measurement at fair value each time a balance sheet is presented) rather than presented as a component of stockholders’ equity.

The Tempest Warrants

On June 24, 2014, in connection with the sale of 362,308 restricted Common Shares to an investor (See Note 6), Omagine issued 1,000,000 Warrants to such investor, each of which were exercisable for the purchase of one restricted Common Share at a per Common Share exercise price equal to the greater of: (a) $1.00 per Common Share, or (b) 80% of the closing sale price for a Common Share on the trading day immediately preceding the relevant exercise date (the “Tempest Warrants”). Prior to their expiration, a total of 650,603 Tempest Warrants were exercised for aggregate proceeds to Omagine of $916,540. The remaining 349,397 Tempest Warrants expired unexercised on June 23, 2016. As of the date of this report there were no Tempest Warrants issued or outstanding.

Rural Concepts Warrants

On October 14, 2016, in connection with a non-interest bearing convertible promissory note in favor of Rural Concepts LLC, a British corporation (“Rural Concepts”), Omagine issued 150,000 Warrants to Rural Concepts, each of which is exercisable for the purchase of one restricted Common Share at a per Common Share purchase price equal to the greater of (a) $0.50 per Common Share, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date (the “Rural Concepts Warrants”). The Warrants expire on December 31, 2017.

The Strategic Warrants

Omagine has 6,422,124 Warrants outstanding, 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $5.00 and 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $10.00 (collectively, the “Strategic Warrants”).

Omagine filed a post-effective amendment to its registration statement on Form S-1 (Commission File No. 333-183852) whereby the Strategic Warrants and the 6,422,124 Common Shares underlying the Strategic Warrants were registered by Omagine (the “Warrant Registration”). The Warrant Registration was declared effective by the SEC and its effective status expired. Omagine filed another post-effective amendment to the Warrant Registration on February 11, 2015 which was declared effective by the SEC on February 13, 2015 and its effective status expired. Omagine filed another post-effective amendment to the Warrant Registration on January 14, 2016 which was declared effective by the SEC on January 25, 2016 (the “Updated Warrant Registration”). As of the date hereof, the effective status of the Updated Warrant Registration expired and the Company intends to file a post-effective amendment to such Registration Statement with the SEC in order to again register the Common Shares issuable upon the exercise of the Strategic Warrants. Neither the exercise prices of the Strategic Warrants nor the number of Common Shares issuable upon exercise of the Strategic Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spinoff.

On August 18, 2014, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015 and again on January 5, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended to December 31, 2015. On August 12, 2015, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was again extended to December 31, 2016 and on December 9 ,2016, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was again extended to December 31, 2017. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on December 31, 2017 unless redeemed earlier by Omagine upon 30 days prior written notice to the Strategic Warrant holders.